Exhibit 99.1

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

Collection Period Start	1-Mar-20	Distribution Date	15-Apr-20
Collection Period End	31-Mar-20	30/360 Days	30
Beg. of Interest Period	16-Mar-20	Actual/360 Days	30
End of Interest Period	15-Apr-20

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,615,410.40	541,743,715.33	509,223,671.68	0.5635403
Total Securities		903,615,410.40	541,743,715.33	509,223,671.68	0.5635403
Class A-1 Notes	2.481600%	99,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	3.030000%	240,000,000.00	39,716,803.75	14,939,627.64	0.0622484
Class A-2b Notes	0.854630%	75,000,000.00	12,411,501.18	4,668,633.64	0.0622484
Class A-3 Notes	3.250000%	261,000,000.00	261,000,000.00	261,000,000.00	1.0000000
Class A-4 Notes	3.350000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	153,615,410.40	153,615,410.40	153,615,410.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	24,777,176.11	100,284.93	103.2382338	0.4178539
Class A-2b Notes	7,742,867.54	8,839.37	103.2382339	0.1178583
Class A-3 Notes	0.00	706,875.00	0.0000000	2.7083333
Class A-4 Notes	0.00	209,375.00	0.0000000	2.7916667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	32,520,043.65	1,025,374.30

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					7,869,432.72
Monthly Interest					3,403,597.81

Total Monthly Payments					11,273,030.53
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					248,130.83
Aggregate Sales Proceeds Advance					13,925,370.39

Total Advances					14,173,501.22
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					19,114,486.73
Excess Wear and Tear and Excess Mileage					222,715.44
Remaining Payoffs					0.00
Net Insurance Proceeds					729,429.67
Residual Value Surplus					729,683.20

Total Collections					46,242,846.79

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		7,809,072.00			483
Involuntary Repossession		92,412.18			6
Voluntary Repossession		109,793.26			7
Full Termination		5,593,900.00			351
Bankruptcty		—			—
Insurance Payoff			719,128.82		42
Customer Payoff				205,670.01	10
Grounding Dealer Payoff				4,265,096.48	243
Dealer Purchase				650,403.31	33

Total		13,605,177.44	719,128.82	5,121,169.80	1,175

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	31,729	656,240,328.85	7.00000%	541,743,715.33
Total Depreciation Received		(10,145,512.68)		(8,144,998.15)
Principal Amount of Gross Losses	(65)	(1,228,314.70)		(1,021,543.07)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(680)	(12,655,671.25)		(10,404,880.78)
Scheduled Terminations	(841)	(15,538,439.07)		(12,948,621.65)

Pool Balance - End of Period	30,143	616,672,391.15		509,223,671.68
Remaining Pool Balance
Lease Payment				102,486,607.39
Residual Value				406,737,064.29

Total				509,223,671.68

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	46,242,846.79
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	46,242,846.79
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	342,982.15
3. Reimbursement of Sales Proceeds Advance	8,372,594.83
4. Servicing Fee:
Servicing Fee Due	451,453.10
Servicing Fee Paid	451,453.10
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	9,167,030.08
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	100,284.93
Class A-2a Notes Monthly Interest Paid	100,284.93
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	8,839.37
Class A-2b Notes Monthly Interest Paid	8,839.37
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	706,875.00
Class A-3 Notes Monthly Interest Paid	706,875.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	209,375.00
Class A-4 Notes Monthly Interest Paid	209,375.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,025,374.30
Total Note and Certificate Monthly Interest Paid	1,025,374.30
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	36,050,442.41
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	32,520,043.65
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	32,520,043.65
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	3,530,398.76

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,518,077.05
Required Reserve Account Amount			4,518,077.05
Beginning Reserve Account Balance			4,518,077.05
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			4,518,077.05
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			3,530,398.76
Gross Reserve Account Balance			8,048,475.81
Remaining Available Collections Released to Seller			3,530,398.76
Total Ending Reserve Account Balance			4,518,077.05

V. POOL STATISTICS

Weighted Average Remaining Maturity			9.80
Monthly Prepayment Speed			58%
Lifetime Prepayment Speed			75%

		$	units
Recoveries of Defaulted and Casualty Receivables		984,844.03
Securitization Value of Defaulted Receivables and Casualty Receivables		1,021,543.07	65
Aggregate Defaulted and Casualty Gain (Loss)		(36,699.04)
Pool Balance at Beginning of Collection Period		541,743,715.33
Net Loss Ratio
Current Collection Period		-0.0068%
Preceding Collection Period		0.0054%
Second Preceding Collection Period		-0.0198%
Third Preceding Collection Period		-0.0208%
Cumulative Net Losses for all Periods		0.1980%	1,789,397.69

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.55%	2,965,782.75	173
61-90 Days Delinquent	0.18%	980,672.73	59
91-120 Days Delinquent	0.01%	67,676.20	4
More than 120 Days	0.00%	25,983.92	1

Total Delinquent Receivables:	0.74%	4,040,115.60	237

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.20%	0.20%
Preceding Collection Period		0.18%	0.19%
Second Preceding Collection Period		0.29%	0.29%
Third Preceding Collection Period		0.23%	0.23%
60 Day Delinquent Receivables		1,074,332.85
Delinquency Percentage		0.20%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		13,402,972.00	834
Securitization Value		13,250,429.32	834

Aggregate Residual Value Surplus (Loss)		152,542.68

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		114,295,826.95	7,416
Cumulative Securitization Value		115,782,370.72	7,416

Cumulative Residual Value Surplus (Loss)		(1,486,543.77)

Book Amount of Extensions		18,669,507.52
Number of Extensions		857

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			13,323,376.03
Reimbursement of Outstanding Advance			8,372,594.83
Additional Advances for current period			13,925,370.39

Ending Balance of Residual Advance			18,876,151.59

Beginning Balance of Payment Advance			727,947.22
Reimbursement of Outstanding Payment Advance			342,982.15
Additional Payment Advances for current period			248,130.83

Ending Balance of Payment Advance			633,095.90

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO